Long-Term Debt	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Long-Term Debt
7.
Long-Term Debt

Long-term debt as of June 30, 2026, and December 31, 2025, consisted of the following:

Facilities	June 30, 2026	December 31, 2025
BofA Credit Facility (a)	$55,500	$-
UBS Credit Facility (b)	57,000	71,000
2024 Senior Secured Term Loan Facility (c)	216,000	240,000
2027 Secured Notes (d)	153,125	179,375
Total credit facilities	$481,625	$490,375
Sale and Leaseback Agreements
Minsheng Sale and Leaseback Agreements - $178,000 (h)	159,888	166,788
CMBFL Sale and Leaseback Agreements - $120,000 (i)	34,912	37,546
Total Sale and Leaseback Agreements	$194,800	$204,334
Total borrowings	$676,425	$694,709
Less: Current portion of long-term debt	(135,437)	(128,500)
Less: Current portion of Sale and Leaseback Agreements (h, i)	(19,067)	(19,067)
Less: Deferred financing costs (k)	(4,661)	(5,567)
Non-current portion of Long-Term Debt	$517,260	$541,575

Facilities and Senior Secured Notes

a)
$55,500 BofA Credit Facility

On June 17, 2026, the Company, through certain of its vessel-owning subsidiaries, entered into a $55,500 credit facility with Bank of America N.A. (the “BofA Credit Facility”).

The BofA Credit Facility is repayable in 20 equal consecutive quarterly instalments of $1,734.4, together with a final balloon payment of $20,812 payable together with the last repayment instalment due at maturity in the second quarter of 2031.

This facility’s interest rate is SOFR plus a margin of 1.40% per annum payable quarterly in arrears.

Following the acquisition of the three ECO 8,586 TEU vessels, which were acquired with cash, two were delivered on various dates in December 2025 and the third one on January 9, 2026, the Company subsequently secured and drew down the BofA Credit Facility. On June 18, 2026, the Company had drawn down a total of $55,167, net of $333 facility fee, to finance the acquisition of Cypress, Lotus A and Koi.

As of June 30, 2026, the aggregate principal amount outstanding under the BofA Credit Facility was $55,500.

b)
$85,000 UBS Credit Facility

On March 26, 2025, the Company, through certain of its vessel-owning subsidiaries, entered into a $85,000 credit facility with UBS AG (the “UBS Credit Facility”).

The UBS Credit Facility is repayable in 12 equal consecutive quarterly instalments of $7,000, together with a final balloon payment of $1,000 payable together with the last repayment instalment due at maturity in the second quarter of 2028.

This facility’s interest rate is SOFR plus a margin of 2.15% per annum payable quarterly in arrears.

The Company used the net proceeds from the UBS Credit Facility to prepay in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid, using cash on hand, the amount $5,900 of the E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025.

As of June 30, 2026, the full amount under the UBS Credit Facility had been drawn and the outstanding balance was $57,000.
c)
$300,000 Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC

On August 7, 2024, the Company, through certain of its vessel-owning subsidiaries, entered into a $300,000 senior secured term loan facility (the “2024 Senior Secured Term Loan Facility”). As of December 31, 2024, the banks in this facility were: Credit Agricole Corporate and Investment Bank (“CACIB”), ABN AMRO Bank N.V. (“ABN”), Bank of America N.A., First Citizens Bank & Trust Company and CTBC Bank Co. Ltd. (“CTBC”) to refinance, or prepay, in full or in part, certain of its then-outstanding indebtedness. All three tranches were drawn down in the third quarter of 2024. The term loan facility matures in the third quarter of 2030.

The 2024 Senior Secured Term Loan Facility is repayable in 12 equal consecutive quarterly instalments of $12,000, four equal consecutive quarterly instalments of $10,000, four equal consecutive quarterly instalments of $8,000 and four equal consecutive quarterly instalments of $6,000 together with a final balloon payment of $60,000 on the term loan facility termination date.

This facility’s interest rate is SOFR plus a margin of 1.85% per annum payable quarterly in arrears.

The Company used the net proceeds from the 2024 Senior Secured Term Loan Facility to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Bank Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 CMBFL Sale and Leaseback Agreement –and (ii) Neptune Sale and Leaseback Agreement. The refinancing transaction was accounted as a debt extinguishment.

As of June 30, 2026, the aggregate principal amount outstanding under the 2024 Senior Secured Term Loan Facility was $216,000.

d)
5.69% Senior Secured Notes due 2027

On June 16, 2022, Knausen Holding LLC (the "Issuer"), an indirect wholly-owned subsidiary of the Company, closed on the private placement of $350,000, led by Goldman Sachs & Co. LLC., of publicly rated/investment grade 5.69% Senior Secured Notes due 2027 (the “2027 Secured Notes”) to a limited number of accredited investors. The fixed interest rate was determined on June 1, 2022, based on the interpolated interest rate of 2.84% plus a margin of 2.85%.

The Company used the net proceeds from the private placement for the repayment of certain of the Company’s then-outstanding indebtedness and for general corporate purposes.

An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027. Interest accrues on the unpaid balance of the Notes, payable quarterly on the 15th day of January, April, July, and October in each year, such interest commencing and accruing on and from June 14, 2022.

The 2027 Secured Notes are senior obligations of the Issuer, were initially secured by first priority mortgages on 20 identified vessels owned by subsidiaries of the Issuer (the “Subsidiary Guarantors”) and certain other associated assets and contract rights, as well as share pledges over the Subsidiary Guarantors. In addition, the 2027 Secured Notes are fully and unconditionally guaranteed by the Company.

During the first quarter of 2025, Tasman, Keta and Akiteta were sold. All three vessels were released as collateral under the 2027 Secured Notes. Further, Dimitris Y was contracted to be sold in May 2025, was released as collateral on July 28, 2025, and delivered to the buyers on October 13, 2025.

As of June 30, 2026, Ian H, Manet, Kumasi, Julie and MSC Qingdao, have been released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027.

As of June 30, 2026, the aggregate principal amount outstanding under the 2027 Secured Notes was $153,125.
e)
Macquarie Credit Facility

On May 18, 2023, the Company, through certain of its vessel-owning subsidiaries, entered into a credit facility agreement with Macquarie Bank Limited for an amount of $76,000 to finance part of the acquisition cost of four containerships, each with a carrying capacity of, 8,544 TEU vessels for an aggregate purchase price of $123,300 (the “Macquarie Credit Facility”). The vessels were delivered during the second quarter of 2023.

All four tranches were drawn down in the second quarter of 2023 and the credit facility had maturity in May 2026. The facility was repayable in two equal consecutive quarterly instalments of $5,000, six equal consecutive quarterly instalments of $6,000 and one quarterly instalments of $3,000 and two equal consecutive quarterly instalments of $1,000 with a final balloon payment of $25,000 payable three years after the first utilization date. This facility’s interest rate was SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

On September 10, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility to partially prepay the amount of $18,500 under this facility (prepayment was deducted from the final balloon payment).

The Company used the net proceeds from the UBS Credit Facility (see Note 7a) and prepaid in full, the following existing debt facilities: (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid with its own cash the amount $5,900 of E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025. Prepayment fee on full repayment of Macquarie Credit Facility was $175.

As of June 30, 2026, the outstanding balance of this facility was $nil.

f)
$60,000 E.SUN, MICB, Cathay, Taishin Credit Facility

On December 30, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a syndicated senior secured debt facility with E.SUN Commercial Bank Ltd (“E.SUN”), Cathay United Bank (“Cathay”), Mega International Commercial Bank Co. Ltd (“MICB”) and Taishin International Bank (“Taishin”) (the “E.SUN, MICB Cathay, Taishin Credit Facility”). The Company used a portion of the net proceeds from this credit facility to fully prepay certain of the Company’s then-outstanding indebtedness. All three tranches were drawn down in January 2022.

The facility was repayable in eight equal consecutive quarterly instalments of $4,500 and ten equal consecutive quarterly instalments of $2,400.

This facility’s interest was SOFR plus a margin of 2.75% per annum plus Credit Adjustment Spread (“CAS”) payable quarterly in arrears.

On September 11, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility to partially prepay the amount of $8,500 under this facility. Following the prepayment, the outstanding balance of the facility was repayable in four equal consecutive quarterly instalments of $2,400 and one quarterly instalment of $1,100 and new maturity would have been in October 2025 from July 2026.

On March 28, 2025, the Company fully prepaid the amount of $5,900 under this facility with its own cash, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025 (see Note 7b).

As of June 30, 2026, the outstanding balance of this facility was $nil.
g)
$140,000 HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility

On July 6, 2021, the Company, through certain of its vessel-owning subsidiaries, entered into a facility with CACIB, Hamburg Commercial Bank AG (“HCOB”), ESUN, CTBC and Taishin for a total of $140,000 to finance the acquisition of the Twelve Vessels (the “HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility”). The full amount was drawn down in July 2021 and the credit facility had a maturity in July 2026.

The facility was repayable in six equal consecutive quarterly instalments of $8,000, eight equal consecutive quarterly instalments of $5,400 and six equal consecutive quarterly instalments of $2,200 with a final balloon payment of $35,600 payable together with the final instalment. On March 23, 2023, due to the sale of GSL Amstel, the Company repaid $2,838 on this facility of which $1,000 was deducted from the final balloon payment, and the vessel was released as collateral.

This facility’s interest rate was SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

The Company used the net proceeds from the UBS Credit Facility (see Note 7a) to prepay in full, the following existing debt facilities (i) Macquarie Credit Facility, (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility.

As of June 30, 2026, the outstanding balance of this facility was $nil.

Sale and leaseback agreements (finance leases)

h)
$178,000 Sale and Leaseback Agreements – Minsheng Financial Leasing

On December 23, 2024, the Company, through certain of its subsidiaries, entered into two sale and leaseback agreements with Minsheng Financial Leasing (“Minsheng Sale and Leaseback Agreements”) for $44,500, each, to finance the acquisition of two of the ECO 9,019 TEU Vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025. As of December 31, 2024, the Company had drawn down a total of $44,500 to finance the acquisition of Bremerhaven Express. During the first quarter of 2025, the Company entered into two additional sale and leaseback agreements, $44,500 each, to finance the acquisition of the two ECO 9,019 TEU Vessels which were delivered in December 2024, Istanbul Express and Sydney Express, both then fully paid in cash. As at March 31, 2025, the Company had drawn down a total of $178,000. The Company has a purchase obligation to acquire the vessels at the end of their lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as financial liability.

The sale and leaseback agreements are repayable in 40 equal consecutive quarterly instalments of $862.5 with a repurchase obligation of $10,000 on the final repayment date.

The sale and leaseback agreement for Bremerhaven Express matures in December 2034, Istanbul Express, Sydney Express and Czech mature in January 2035, and bear interest at SOFR plus a margin of 2.5% per annum payable quarterly in arrears.

As of June 30, 2026, the outstanding balance of these sale and leaseback agreements was $159,888.

i)
$120,000 Sale and Leaseback Agreements – CMBFL Four Vessels

On August 26, 2021, the Company, through certain of its subsidiaries, entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels (the “CMBFL Sale and Leaseback Agreements”). As at September 30, 2021, the Company had drawn down a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021, together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.
Each sale and leaseback agreement is repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bore interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears. From November 20, 2024, as per supplemental agreement, the sale and leaseback agreements bear interest at SOFR plus a margin of 2.75% per annum.

As of June 30, 2026, the outstanding balance of these sale and leaseback agreements was $34,912.

j)
Repayment Schedule

Maturities of long-term debt for the periods subsequent to June 30, 2026, are as follows:

Payment due by period ended	Amount
June 30, 2027	$154,504
June 30, 2028	222,008
June 30, 2029	54,738
June 30, 2030	46,738
June 30, 2031	107,550
June 30, 2032 and thereafter	90,887
$676,425

k)
Deferred Financing Costs

	June 30, 2026	December 31, 2025
Opening balance	$5,567	$7,042
Expenditure in the period	333	2,185
Amortization included within interest expense	(1,239)	(3,660)
Closing balance	$4,661	$5,567
For the period ended June 30, 2026, total costs amounting to $333 were incurred in connection with the BofA Credit Facility (see Note 7a).

During 2025, total costs amounting to $1,335 were incurred in connection with the Minsheng Sale and Leaseback Agreements (see Note 7h) and $850 in connection with the UBS Credit Facility (see Note 7b).

For the six-month periods ended June 30, 2026, and 2025, the Company recognized a total of $1,239 and $2,257, respectively, in respect of amortization of deferred financing costs.

l)
Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.

As of June 30, 2026, and December 31, 2025, the Company was in compliance with its debt covenants.